Investments in Affiliates (Tables)	12 Months Ended
Jan. 31, 2013
Summary of Affiliates and Percentages Owned

A summary of directly owned affiliates, as well as their primary operating subsidiaries if applicable, and the percentages directly or indirectly owned by the Company are as follows as of January 31, 2013:

	Percentage Owned Directly	Percentage Owned Indirectly
Boyles Bros Servicios Tecnicos Geologicos S.A. (Panama)	50.00%
Boytec, S.A. (Panama)		50.00%
Boytec Sondajes de Mexico, S.A. de C.V. (Mexico)		50.00
Sondajes Colombia, S.A. (Colombia)		50.00
Mining Drilling Fluids (Panama)		25.00
Plantel Industrial S.A. (Chile)		50.00
Christensen Chile, S.A. (Chile)	50.00
Christensen Commercial, S.A. (Chile)	50.00
Geotec Boyles Bros., S.A. (Chile)	50.00
Centro Internacional de Formacion S.A. (Chile)		50.00
Geoestrella S.A. (Chile)		25.00
Diamantina Christensen Trading (Panama)	42.69
Christensen Commercial, S.A. (Peru)	35.38
Geotec, S.A. (Peru)	35.38
Boyles Bros., Diamantina, S.A. (Peru)	29.49

Summary of Financial Information of Affiliates

Financial information of the affiliates is reported with a one-month lag in the reporting period. Summarized financial information of the affiliates, including Diberil and its subsidiaries up to the date of acquisition of the remaining 50% equity interest, was as follows:

	As of and Years Ended January 31,
(in thousands)	2013	2012	2011
Balance sheet data:
Current assets	$168,770	$212,066	$148,069
Noncurrent assets	74,572	109,868	84,622
Current liabilities	57,998	131,622	86,051
Noncurrent liabilities	21,203	16,529	14,951
Income statement data:
Revenues	444,871	449,599	329,932
Gross profit	98,418	118,658	67,545
Operating income	57,934	76,520	39,191
Net income	43,990	54,856	29,768